Financial Instruments - Financial Risk (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Credit risk | Triple A-rating from Moody's, S&P or Fitch
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	71.00%	68.00%
Currency risk
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	100.00%	100.00%
Currency risk | United States of America, Dollars
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	79.00%	75.00%
Currency risk | DKK
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	13.00%	16.00%
Currency risk | Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	7.00%	8.00%
Currency risk | United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	1.00%	1.00%